Revenue	12 Months Ended
Dec. 31, 2023
Revenue
Revenue

5Revenue

The analysis of the Group’s revenue for the year is as follows:

	2023	2022	2021
	£ 000	£ 000	£ 000
Rendering of engineering consultancy services	—	—	132

All revenue relates to non-core ancillary consultancy services and was provided by Vertical Aerospace Engineering Limited, which was disposed of in October 2021.